Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable
Accounts receivable consist of the following:

Year ended December 31 (€, in millions)	2019	2020
Accounts receivable, gross	1,791.9	1,313.1
Allowance for credit losses	(5.1)	(2.8)
Accounts receivable, net	1,786.8	1,310.3